
                                                                                     -------------------------
FORM                   INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT                    OMB APPROVAL
13F                   MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES           -------------------------
                          EXCHANGE ACT OF 1934 AND RULES THEREUNDER                      OMB No. 3235-0005
                                                                                      Expires January 31, 1988
                                                                                     -------------------------

                            SECURITIES AND EXCHANGE COMMISSION                       -------------------------
                                 WASHINGTON, D.C. 20549                                    SEC USE ONLY
                                                                                     -------------------------

                                                                                     -------------------------

               Report for the Calendar Year or Quarter Ended       June 30              1999
                                                            ------------------------   ------
--------------------------------------------------------------------------------------------------------------
                         (Please read instructions before preparing form.)
--------------------------------------------------------------------------------------------------------------
                         If amended report check here: [ ]
--------------------------------------------------------------------------------------------------------------
NAME OF INSTITUTIONAL INVESTMENT MANAGER:
   Fort Washington Investment Advisors, Inc.          13F File Number: 28-5330
--------------------------------------------------------------------------------------------------------------
BUSINESS ADDRESS:
   420 East Fourth Street            Cincinnati                   OH                       45202
--------------------------------------------------------------------------------------------------------------
   Street                            City                         State                     Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

   William Francis Ledwin                        (513) 361-7610                      President
--------------------------------------------------------------------------------------------------------------
           ATTENTION - Intentional misstatements or omissions of facts constitute Federal
                       Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------------------------------------

             The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

             Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional manager has caused this report to be signed on its behalf in the City

       of Cincinnati                          and State of             Ohio
          -----------------------------------             ------------------------------------

       on the 10th day of August                   ,  1999
              ----        -------------------------   ----.

                                               Fort Washington Investment Advisors, Inc.
                                               ------------------------------------------
                                               (Name of Institutional Investment Manager)

                                                /s/ William F. Ledwin
                                                ------------------------------------------
                                                (Manual Signature of Person Duly Authorized
                                                            to Submit This Report

Name and 13F numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name                             13F File No.:                   Name:                           13F File No.:
----------------------------------------------                   ---------------------------------------------
1. The Western and Southern Life Insurance Co.                   7.
----------------------------------------------                   ---------------------------------------------

2.                                                               8.
----------------------------------------------                   ---------------------------------------------

3.                                                               9.
----------------------------------------------                   ---------------------------------------------

4.                                                               10.
----------------------------------------------                   ---------------------------------------------

5.                                                               11.
----------------------------------------------                   ---------------------------------------------

PAGE 1 OF 6                                       FORM 13F      NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.

                                                                                                   ---------------------------------
                                                                                                            (SEC Use Only)

                                                                                                   ---------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Item 6:
                                                                            Investment Discretion
                                                                            ---------------------
                                                                                   (b)
                                                                                  Shared                           Item 8:
                                                                                    as           Item 7:      Voting Authority
                                                         Item 4:    Item 5:       Defined       Managers           Shares
                            Item 2:      Item 3:          Fair     Shares or        in     (c)    See    -------------------------
        Item 1:             Title of      CUSIP          Market    Principal  (a) Instr.  Shared Instr.  (a) Sole    (b)     (c)
     Name of Issuer          Class       Number          Value       Amount  sole   V.    Other    V.               Shared  None
----------------------------------------------------------------------------------------------------------------------------------
A T & T Corp                  com       001957109      4,397,802     78,800  X                              78,800
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corp-Liberty Media  com Lib Grp A  001957208      5,159,259    140,390  X                             140,390
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs, Inc.             com       002824100     12,487,563    275,208  X                             275,208
------------------------------------------------------------------------------------------------------------------------------------
Aetna, Inc.                   com       008117103     15,858,163    177,310  X                             177,310
------------------------------------------------------------------------------------------------------------------------------------
Albertson's Inc.              com       013104104     24,721,942    479,466  X                             479,466
------------------------------------------------------------------------------------------------------------------------------------
Alliant Energy Corp.          com       018802108      1,054,245     37,154  X                              37,154
------------------------------------------------------------------------------------------------------------------------------------
Allied signal                 com       019512102     13,799,205    219,035  X                             219,035
------------------------------------------------------------------------------------------------------------------------------------
Allstate Corp.                com       020002101      1,917,806     53,458  X                              53,458
------------------------------------------------------------------------------------------------------------------------------------
Alltel Corp                   com       020039103     25,636,325    358,550  X                             358,550
------------------------------------------------------------------------------------------------------------------------------------
American Express Co.          com       025816109        201,564      1,549  X                               1,549
------------------------------------------------------------------------------------------------------------------------------------
American Intl. Group          com       026874107      2,861,369     24,405  X                              24,405
------------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                    com       031162100     25,429,009    417,725  X                             417,725
------------------------------------------------------------------------------------------------------------------------------------
Aon Corporation               com       037389103      1,884,589     45,688  X                              45,688
------------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.       com       038222105     19,446,116    263,230  X                             263,230
------------------------------------------------------------------------------------------------------------------------------------
At Home Corp. Ser A        com ser a    045919107        444,376      8,239  X                               8,239
------------------------------------------------------------------------------------------------------------------------------------
Bank of New York Inc.         com       064057102        144,402      3,936  X                               3,936
------------------------------------------------------------------------------------------------------------------------------------
Bank of New York Inc.         com       064057102     63,762,288  1,737,984         X              1                  1,737,984
------------------------------------------------------------------------------------------------------------------------------------
Bank One Corp.                com       06423A103     29,246,260    491,023  X                             491,023
------------------------------------------------------------------------------------------------------------------------------------
Bank of Rhode Island          com       064576101      1,549,125    153,000  X                             153,000
------------------------------------------------------------------------------------------------------------------------------------
Becton Dickinson & Co.        com       075887109     16,549,200    551,640  X                             551,640
------------------------------------------------------------------------------------------------------------------------------------
Bell Atlantic Corp.           com       077853109     17,438,716    266,750  X                             266,750
------------------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb          com       110122108        597,310      8,480  X                               8,480
------------------------------------------------------------------------------------------------------------------------------------
CMGI Inc                      com       125750109      3,462,937     30,360  X                              30,360
------------------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.              com       125896100      9,310,529    222,341  X                             222,341
------------------------------------------------------------------------------------------------------------------------------------
Cardinal Health               com       14149Y108        517,809      8,075  X                               8,075
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                       297,877,909
------------------------------------------------------------------------------------------------------------------------------------

PAGE 2 OF 6                                       FORM 13F      NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.

                                                                                                   ---------------------------------
                                                                                                            (SEC Use Only)

                                                                                                   ---------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Item 6:
                                                                            Investment Discretion
                                                                            ---------------------
                                                                                   (b)
                                                                                  Shared                           Item 8:
                                                                                    as           Item 7:      Voting Authority
                                                         Item 4:    Item 5:       Defined       Managers           Shares
                            Item 2:      Item 3:          Fair     Shares or        in     (c)    See    -------------------------
        Item 1:             Title of      CUSIP          Market    Principal  (a) Instr.  Shared Instr.  (a) Sole    (b)     (c)
     Name of Issuer          Class       Number          Value       Amount  sole   V.    Other    V.               Shared  None
----------------------------------------------------------------------------------------------------------------------------------
Ceridian Corporation          com       15677T106     19,839,351    606,941   X                            606,941
------------------------------------------------------------------------------------------------------------------------------------
Charter One Financial         com       160903100        835,432     30,038   X                             30,038
------------------------------------------------------------------------------------------------------------------------------------
Checkfree Corporation         com       162816102        964,687     35,000         X             1                      35,000
------------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                 com       166751107     19,581,164    205,982   X                            205,982
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc.         com       171870108        587,278     23,550   X                             23,550
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc.         com       171870108     36,750,743  1,473,714         X             1                   1,473,714
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial          com       172062101      2,555,528     68,044   X                             68,044
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial          com       172062101    129,993,332  3,460,721         X             1                   3,460,721
------------------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial   sr cv db 5.5%02  172062AB7      8,955,512  3,410,000   X                          3,410,000
------------------------------------------------------------------------------------------------------------------------------------
Cinergy Corporation           com       172474108      4,838,400    151,200   X                            151,200
------------------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc.            com       17275R102        235,197      3,650   X                              3,650
------------------------------------------------------------------------------------------------------------------------------------
Cintas Corporation            com       172908105        522,047      7,770   X                              7,770
------------------------------------------------------------------------------------------------------------------------------------
Cintas Corporation            com       172908105     73,509,844  1,094,100         X             1                   1,094,100
------------------------------------------------------------------------------------------------------------------------------------
Citigroup                     com       172967101     23,212,704    488,696   X                            488,696
------------------------------------------------------------------------------------------------------------------------------------
Columbia Energy Group         com       197648108        888,595     14,175   X                             14,175
------------------------------------------------------------------------------------------------------------------------------------
Compaq Computer Corp.         com       204493100        555,235     23,441   X                             23,441
------------------------------------------------------------------------------------------------------------------------------------
Computer Assoc. Int'l         com       204912109      1,192,838     21,788   X                             21,788
------------------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp        com       205363104        404,747      5,850   X                              5,850
------------------------------------------------------------------------------------------------------------------------------------
Conoco, Inc. - CL A          cl a       208251306     11,517,950    413,200   X                            413,200
------------------------------------------------------------------------------------------------------------------------------------
Consolidated Stores
  Corp.                       com       210149100      6,740,820    249,661   X                            249,661
------------------------------------------------------------------------------------------------------------------------------------
Convergys Corporation         com       212485106          7,750        400   X                                400
------------------------------------------------------------------------------------------------------------------------------------
Convergys Corporation         com       212485106     28,553,209  1,473,714         X             1                   1,473,714
------------------------------------------------------------------------------------------------------------------------------------
Costco Companies              com       22160Q102      2,810,194     35,100   X                             35,100
------------------------------------------------------------------------------------------------------------------------------------
Crompton & Knowles
  Corp.                       com       227111101        351,056     17,775   X                             17,775
------------------------------------------------------------------------------------------------------------------------------------
Dayton Hudson                 com       239753106        269,750      4,150   X                              4,150
------------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.               com       254687106        331,234     10,750   X                             10,750
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                       376,004,597
------------------------------------------------------------------------------------------------------------------------------------

PAGE 3 OF 6                                       FORM 13F      NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.

                                                                                                   ---------------------------------
                                                                                                            (SEC Use Only)

                                                                                                   ---------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Item 6:
                                                                            Investment Discretion
                                                                            ---------------------
                                                                                   (b)
                                                                                  Shared                           Item 8:
                                                                                    as           Item 7:      Voting Authority
                                                         Item 4:    Item 5:       Defined       Managers           Shares
                            Item 2:      Item 3:          Fair     Shares or        in     (c)    See    -------------------------
        Item 1:             Title of      CUSIP          Market    Principal  (a) Instr.  Shared Instr.  (a) Sole    (b)     (c)
     Name of Issuer          Class       Number          Value       Amount  sole   V.    Other    V.               Shared  None
----------------------------------------------------------------------------------------------------------------------------------
DuPont E I De Nemours         com       263534109     13,516,994    198,870   X                            198,870
------------------------------------------------------------------------------------------------------------------------------------
Elan Corp. PLC                adr       284131208      3,233,652    116,528   X                            116,528
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.          com       291011104        896,230     14,240   X                             14,240
------------------------------------------------------------------------------------------------------------------------------------
Equitable Cos., Inc.          com       29444G107     22,235,960    331,880   X                            331,880
------------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                   com       313400301        377,000      6,500   X                              6,500
------------------------------------------------------------------------------------------------------------------------------------
Fed National Mtg Assoc.       com       313586109     21,339,386    312,665   X                            312,665
------------------------------------------------------------------------------------------------------------------------------------
Federated New Common          com       31410H101     16,436,564    310,491   X                            310,491
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp           com       316773100      4,618,107     69,383   X                             69,383
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp           com       316773100    149,328,442  2,243,432         X             1                   2,243,432
------------------------------------------------------------------------------------------------------------------------------------
First American Corp.
  -Tenn                       com       318900107     24,096,898    579,775   X                            579,775
------------------------------------------------------------------------------------------------------------------------------------
First Data Corp.              com       319963104     11,490,525    234,800   X                            234,800
------------------------------------------------------------------------------------------------------------------------------------
Firstar Corp.                 com       33763V109        316,512     11,304   X                             11,304
------------------------------------------------------------------------------------------------------------------------------------
Firstar Corp.                 com       33763V109    190,775,508  6,813,411         X             1                   6,813,411
------------------------------------------------------------------------------------------------------------------------------------
Frontier Corp.                com       35906P105     34,776,643    593,205   X                            593,205
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.          com       369604103     26,506,410    234,570   X                            234,570
------------------------------------------------------------------------------------------------------------------------------------
General Electric Co.          com       369604103     13,334,000    118,000         X             1                     118,000
------------------------------------------------------------------------------------------------------------------------------------
Gillette Co.                  com       375766102      1,980,546     48,307   X                             48,307
------------------------------------------------------------------------------------------------------------------------------------
HCR Manor Care                com       404134108     14,201,570    587,145   X                            587,145
------------------------------------------------------------------------------------------------------------------------------------
Healthsouth Corp.             com       421924101     11,493,912    772,700   X                            772,700
------------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.              com       437076102      7,726,443    119,906   X                            119,906
------------------------------------------------------------------------------------------------------------------------------------
Household
  International               com       441815107      1,762,445     37,202   X                             37,202
------------------------------------------------------------------------------------------------------------------------------------
Hussmann International        com       448110106        327,937     19,800   X                             19,800
------------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                   com       458140100     17,493,297    294,006   X                            294,006
------------------------------------------------------------------------------------------------------------------------------------
Int'l. Bus. Mach.             com       459200101      5,953,772     46,064   X                             46,064
------------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson             com       478160104        760,970      7,765   X                              7,765
------------------------------------------------------------------------------------------------------------------------------------
KN Energy, Inc.               com       482620101        767,872     57,411   X                             57,411
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                       595,747,595
------------------------------------------------------------------------------------------------------------------------------------

PAGE 4 OF 6                                       FORM 13F      NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.

                                                                                                   ---------------------------------
                                                                                                            (SEC Use Only)

                                                                                                   ---------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Item 6:
                                                                            Investment Discretion
                                                                            ---------------------
                                                                                   (b)
                                                                                  Shared                           Item 8:
                                                                                    as           Item 7:      Voting Authority
                                                         Item 4:    Item 5:       Defined       Managers           Shares
                            Item 2:      Item 3:          Fair     Shares or        in     (c)    See    -------------------------
        Item 1:             Title of      CUSIP          Market    Principal  (a) Instr.  Shared Instr.  (a) Sole    (b)     (c)
     Name of Issuer          Class       Number          Value       Amount  sole   V.    Other    V.               Shared  None
----------------------------------------------------------------------------------------------------------------------------------
Keycorp new                   com       493267108        237,725      7,400   X                              7,400
------------------------------------------------------------------------------------------------------------------------------------
Kimberly Clark                com       494368103     24,160,875    423,875   X                            423,875
------------------------------------------------------------------------------------------------------------------------------------
Lilly Eli & Co                com       532457108      2,247,091     31,373   X                             31,373
------------------------------------------------------------------------------------------------------------------------------------
Lowe's Companies              com       548661107      3,548,071     62,590   X                             62,590
------------------------------------------------------------------------------------------------------------------------------------
Lucent Technologies           com       549463107        326,397      4,840   X                              4,840
------------------------------------------------------------------------------------------------------------------------------------
Luxottica Grp SPA        sponsored adr  55068R202      2,363,010    151,840   X                            151,840
------------------------------------------------------------------------------------------------------------------------------------
MCI Worldcom                  com       55268B106     28,008,955    325,450   X                            325,450
------------------------------------------------------------------------------------------------------------------------------------
Magna International          cl a       559222401     24,381,786    429,635   X                            429,635
------------------------------------------------------------------------------------------------------------------------------------
McCormick & Co.           com non vtg   579780206      1,164,656     36,900   X                             36,900
------------------------------------------------------------------------------------------------------------------------------------
McDonalds Corporation         com       580135101     14,562,527    354,104   X                            354,104
------------------------------------------------------------------------------------------------------------------------------------
Mead Corporation              com       582834107     20,415,750    489,000   X                            489,000
------------------------------------------------------------------------------------------------------------------------------------
Mellon Bank                   com       585509102        261,900      7,200   X                              7,200
------------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.             com       589331107     22,297,626    302,854   X                            302,854
------------------------------------------------------------------------------------------------------------------------------------
Metra BioSystems              com       591591102         33,516     19,500   X                             19,500
------------------------------------------------------------------------------------------------------------------------------------
Micron Technology             com       595112103     14,272,200    352,400   X                            352,400
------------------------------------------------------------------------------------------------------------------------------------
Mid-American Waste Sys        com       59523F100              0     18,250   X                             18,250
------------------------------------------------------------------------------------------------------------------------------------
Mobil Corporation             com       607059102     29,279,869    296,505   X                            296,505
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
  Dean Witter                 com       617446448     13,666,469    133,169   X                            133,169
------------------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid             com       651229106     10,175,834    219,425   X                            219,425
------------------------------------------------------------------------------------------------------------------------------------
Noble Affiliates              com       654894104      1,670,504     59,264   X                             59,264
------------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.         com       656569100     40,585,278    467,505   X                            467,505
------------------------------------------------------------------------------------------------------------------------------------
North Fork Bancorp            com       659424105     12,152,542    568,540   X                            568,540
------------------------------------------------------------------------------------------------------------------------------------
Office Depot                  com       676220106     15,983,509    724,465   X                            724,465
------------------------------------------------------------------------------------------------------------------------------------
Office Max                    com       67622M108        921,180     76,765   X                             76,765
------------------------------------------------------------------------------------------------------------------------------------
Ohio Casualty                 com       677240103      7,869,831    217,850   X                            217,850
------------------------------------------------------------------------------------------------------------------------------------
Online Resources
  & Comm                      com       68273#103        500,000    200,000   X                            200,000
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                       291,087,101
------------------------------------------------------------------------------------------------------------------------------------

PAGE 5 OF 6                                       FORM 13F      NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.

                                                                                                   ---------------------------------
                                                                                                            (SEC Use Only)

                                                                                                   ---------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Item 6:
                                                                            Investment Discretion
                                                                            ---------------------
                                                                                   (b)
                                                                                  Shared                           Item 8:
                                                                                    as           Item 7:      Voting Authority
                                                         Item 4:    Item 5:       Defined       Managers           Shares
                            Item 2:      Item 3:          Fair     Shares or        in     (c)    See    -------------------------
        Item 1:             Title of      CUSIP          Market    Principal  (a) Instr.  Shared Instr.  (a) Sole    (b)     (c)
     Name of Issuer          Class       Number          Value       Amount  sole   V.    Other    V.               Shared  None
----------------------------------------------------------------------------------------------------------------------------------
Oracle Systems Corp.          com       68389X105      2,343,200     63,117   X                             63,117
------------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                 com       713448108     27,629,529    714,173   X                            714,173
------------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                   com       717081103        899,250      8,250   X                              8,250
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble              com       742718109      8,411,634     94,248   X                             94,248
------------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble              com       742718109    105,924,934  1,186,834         X              1                  1,186,834
------------------------------------------------------------------------------------------------------------------------------------
Questar Corp                  com       748356102        376,762     19,700   X                             19,700
------------------------------------------------------------------------------------------------------------------------------------
Reliastar Finl                com       75952U103     22,678,906    518,375   X                            518,375
------------------------------------------------------------------------------------------------------------------------------------
SBC Communications            com       78387G103     25,451,850    438,825   X                            438,825
------------------------------------------------------------------------------------------------------------------------------------
SLM Holding Corp.             com       78442A109     20,276,017    442,588   X                            442,588
------------------------------------------------------------------------------------------------------------------------------------
St. Paul Bancorp              com       792848103        328,440     12,880   X                             12,880
------------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.             com       806857108     13,418,510    210,693   X                            210,693
------------------------------------------------------------------------------------------------------------------------------------
Scripps E W Co. Ohio         cl a       811054204        449,466      9,450   X                              9,450
------------------------------------------------------------------------------------------------------------------------------------
Smithkline Beecham PLC    adr rep ord   832378301        280,766      4,250   X                              4,250
------------------------------------------------------------------------------------------------------------------------------------
Skytel Comm., Inc.      pfd cv ex$2.25  83087Q302      1,460,000     40,000   X                             40,000
------------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                 com       855030102      2,620,932     84,717   X                             84,717
------------------------------------------------------------------------------------------------------------------------------------
Stewart Enterprises          cl a       860370105     16,911,067  1,161,275   X                          1,161,275
------------------------------------------------------------------------------------------------------------------------------------
Stifel Financial              com       860630102      9,496,999  1,019,812         X              1                  1,019,812
------------------------------------------------------------------------------------------------------------------------------------
Sun MicroSystems              com       866810104     29,017,382    421,305   X                            421,305
------------------------------------------------------------------------------------------------------------------------------------
Sun MicroSystems              com       866810104      9,768,403    141,828         X              1                    141,828
------------------------------------------------------------------------------------------------------------------------------------
Sysco                         com       871829107     13,460,344    451,500   X                            451,500
------------------------------------------------------------------------------------------------------------------------------------
Telefonica de Espana     sponsored adr  879382208      2,027,118     13,778   X                             13,778
------------------------------------------------------------------------------------------------------------------------------------
Tenneco Inc New               com       88037E101      7,837,566    328,275   X                            328,275
------------------------------------------------------------------------------------------------------------------------------------
Thomas & Betts                com       884315102     11,657,756    246,725   X                            246,725
------------------------------------------------------------------------------------------------------------------------------------
3Com Corp.                    com       885535104        253,531      9,500   X                              9,500
------------------------------------------------------------------------------------------------------------------------------------
Trinity Industries            com       896522109      4,338,920    129,520   X                            129,520
------------------------------------------------------------------------------------------------------------------------------------
Tyco International LTD        com       902124106        208,450      2,200   X                              2,200
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                       337,527,732
------------------------------------------------------------------------------------------------------------------------------------

PAGE 6 OF 6                                       FORM 13F      NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.

                                                                                                   ---------------------------------
                                                                                                            (SEC Use Only)

                                                                                                   ---------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                                                                                    Item 6:
                                                                            Investment Discretion
                                                                            ---------------------
                                                                                   (b)
                                                                                  Shared                           Item 8:
                                                                                    as           Item 7:      Voting Authority
                                                         Item 4:    Item 5:       Defined       Managers           Shares
                            Item 2:      Item 3:          Fair     Shares or        in     (c)    See    -------------------------
        Item 1:             Title of      CUSIP          Market    Principal  (a) Instr.  Shared Instr.  (a) Sole    (b)     (c)
     Name of Issuer          Class       Number          Value       Amount  sole   V.    Other    V.               Shared  None
----------------------------------------------------------------------------------------------------------------------------------
UnionBancorp, Inc.            com       908908106        775,256     51,900   X                             51,900
------------------------------------------------------------------------------------------------------------------------------------
U S Freightways               com       916906100     13,298,634    287,150   X                            287,150
------------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores               com       931142103      6,004,326    124,442   X                            124,442
------------------------------------------------------------------------------------------------------------------------------------
Warner Lambert                com       934488107        593,438      8,585   X                              8,585
------------------------------------------------------------------------------------------------------------------------------------
Williams Companies            com       969457100     26,483,026    622,215   X                            622,215
------------------------------------------------------------------------------------------------------------------------------------
Wisconsin Central
  Trans                       com       976592105      7,157,400    379,200   X                            379,200
------------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.                  com       983919101     15,861,112    277,050   X                            277,050
------------------------------------------------------------------------------------------------------------------------------------
Xerox                         com       984121103     29,705,484    502,950   X                            502,950
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                        99,878,676
------------------------------------------------------------------------------------------------------------------------------------

GRAND TOTAL:                                       1,998,123,610
                                                   =============